Financial results, net	12 Months Ended
Dec. 31, 2022
Interest Income (Expense), Net [Abstract]
Financial results, net	Financial results, net
The following table presents the components of financial results, net:

	Year ended December 31,
	2022	2021	2020
Foreign exchange (losses) / gains	$(39,152)	$(4,509)	$11,131
Gains / (losses) on derivative financial instruments	2,940	(1,096)	10,648
Interest income	17,980	5,972	3,857
Interest expense	(8,484)	(5,686)	(5,471)
Factoring expense	(18,463)	(5,382)	(2,194)
Bank expenses	(1,370)	(278)	(1,371)
Others	1,090	772	(3,690)
Total financial results, net	$(45,459)	$(10,207)	$12,910